Credit Facilities (Tables)	9 Months Ended
Sep. 30, 2019
Debt Disclosure [Abstract]
Schedule of Credit Facilities
The Company had the following credit facilities outstanding as of September 30, 2019 and December 31, 2018:

			Outstanding Facility Amount as of		Effective Interest Rate
Credit Facility	Encumbered Properties (1)		September 30, 2019	December 31, 2018	September 30, 2019	December 31, 2018		Interest Rate		Maturity
			(In thousands)	(In thousands)
Prior Credit Facility	—		$—	$243,300	—%	4.62%		—		—

Credit Facility:
Revolving Credit Facility			$163,618	$—	4.26%	—%		Variable		Mar. 2024

Term Loan			150,000	—	4.25%	—%		Variable	(6)	Mar. 2024
Deferred financing costs			(4,951)	—
Term Loan, net			145,049	—
Total Credit Facility	81	(2)	$308,667	$—

Fannie Mae Master Credit Facilities:
Capital One Facility	12	(3)	$216,614	$216,614	4.70%	4.83%		Variable	(7)	Nov. 2026
KeyBank Facility	10	(4)	142,708	142,708	4.72%	4.88%		Variable	(7)	Nov. 2026
Total Fannie Mae Master Credit Facilities	22		$359,322	$359,322

Total Credit Facilities	103		$667,989	$602,622	4.50%	4.76%	(5)
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(1)	Encumbered properties are as of September 30, 2019.

(2)
The equity interests and related rights in the Company’s wholly owned subsidiaries that directly own or lease the eligible unencumbered real estate assets comprising the borrowing base of the Credit Facility (as defined below) have been pledged for the benefit of the lenders thereunder.

(3)	Secured by first-priority mortgages on 12 of the Company’s seniors housing properties located in Florida, Georgia, Iowa and Michigan as of September 30, 2019 with a carrying value of $348.9 million.

(4)
Secured by first-priority mortgages on ten of the Company’s seniors housing properties located in Michigan, Missouri, Kansas, California, Florida, Georgia and Iowa as of September 30, 2019 with a carrying value of $250.9 million.

(5)	Calculated on a weighted average basis for all credit facilities outstanding as of September 30, 2019 and December 31, 2018.

(6)
Variable rate loan, based on LIBOR, all of which was fixed as a result of entering into “pay-fixed” interest rate swap agreements (see Note 7 — Derivatives and Hedging Activities for additional details).

(7)
Variable rate loan which is capped as a result of entering into interest rate cap agreements (see Note 7 — Derivatives and Hedging Activities for additional details). In October 2019, the Company replaced two maturing interest rate cap agreements (see Note 17 — Subsequent Events for additional details).